RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 116	$ 119
Credit obligations	68	60
Development projects	0	2
Total	184	181
Less: non-current	(46)	(45)
Current	$ 138	$ 136